Investments in Affiliates (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Share of net losses of affiliates	$ (561)	$ (391)
Investments in affiliates	50,573		$ 44,385	[1]
Avenir
Schedule of Equity Method Investments [Line Items]
Share of net losses of affiliates	(382)	(154)
Investments in affiliates	$ 46,352		39,984
Number of shares subscribed (in shares)	18,000,000
Equity method, par value (in usd per share)	$ 1.00
Subscribed shares cost	$ 18,000
Others
Schedule of Equity Method Investments [Line Items]
Share of net losses of affiliates	(179)	$ (237)
Investments in affiliates	$ 4,221		$ 4,401

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).